Income Tax - Additional Information (Details) € in Millions, $ in Millions	36 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
United Kingdom
Operating Loss Carryforwards [Line Items]
Taxation loss carryforwards	$ 64.5	$ 26.5
Spain
Operating Loss Carryforwards [Line Items]
Taxation loss carryforwards	123.7	134.8	€ 110.3	€ 110.3
Disallowed costs carried forward	15.1	9.2	7.5	13.5
Luxembourg
Operating Loss Carryforwards [Line Items]
Taxation loss carryforwards	$ 127.9	$ 150.5	€ 123.2	€ 114.1
Carryforward limitation (in years)	17